LOANS, Receivables Past Due (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non performing loans [Abstract]
Accrued interest excluded from total		$ 6,836
Accrued Interest		200	$ 500	$ 400
Interest Income		0	0	$ 0
Loans Past Due, 90+ days [Member]
Non performing loans [Abstract]
Accrued interest excluded from total		0
Commercial and Industrial [Member]
Non performing loans [Abstract]
Government guaranteed loans excluded from non-performing loans		47	53
1-4 Family Owner Occupied - Non-jumbo [Member]
Non performing loans [Abstract]
Government guaranteed loans excluded from non-performing loans		388	386
Commercial [Member]
Non performing loans [Abstract]
Accrued interest excluded from total		2,538
Commercial [Member] | Commercial and Industrial [Member]
Non performing loans [Abstract]
Accrued interest excluded from total		1,373
Commercial [Member] | Commercial Real Estate [Member]
Non performing loans [Abstract]
Accrued interest excluded from total		1,165
Mortgage [Member]
Non performing loans [Abstract]
Accrued interest excluded from total	[1]	2,998
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Non performing loans [Abstract]
Accrued interest excluded from total	[1]	1,290
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Non performing loans [Abstract]
Accrued interest excluded from total	[1]	798
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Non performing loans [Abstract]
Accrued interest excluded from total	[1]	513
Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Non performing loans [Abstract]
Accrued interest excluded from total	[1]	283
Mortgage [Member] | Resort Lending [Member]
Non performing loans [Abstract]
Accrued interest excluded from total	[1]	114
Installment [Member]
Non performing loans [Abstract]
Accrued interest excluded from total	[1]	1,300
Installment [Member] | Boat Lending [Member]
Non performing loans [Abstract]
Accrued interest excluded from total	[1]	537
Installment [Member] | Recreational Vehicle Lending [Member]
Non performing loans [Abstract]
Accrued interest excluded from total	[1]	546
Installment [Member] | Other [Member]
Non performing loans [Abstract]
Accrued interest excluded from total	[1]	217
Non-Performing Loans [Member]
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	[2]	1,319
Non-Accrual with an Allowance for Credit Loss	[2]	3,791
Total Non-Accrual	[2]	5,110
90+ and Still Accruing	[2]	0
Total Non-performing Loans	[2]	5,110	7,873
Accrued interest excluded from total	[2]	0	0
Non-Performing Loans [Member] | Loans Past Due, 90+ days [Member]
Non performing loans [Abstract]
Accrued interest excluded from total	[2]	0
Non-Performing Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	[2],[3]	0
Non-Accrual with an Allowance for Credit Loss	[2],[3]	15
Total Non-Accrual	[2],[3]	15
90+ and Still Accruing	[2],[3]	0
Total Non-performing Loans	[2],[3]	15	1,387
Non-Performing Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	[2]	0
Non-Accrual with an Allowance for Credit Loss	[2]	0
Total Non-Accrual	[2]	0
90+ and Still Accruing	[2]	0
Total Non-performing Loans	[2]	0	0
Non-Performing Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	[2]	607
Non-Accrual with an Allowance for Credit Loss	[2]	0
Total Non-Accrual	[2]	607
90+ and Still Accruing	[2]	0
Total Non-performing Loans	[2]	607	623
Non-Performing Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	[2],[4]	137
Non-Accrual with an Allowance for Credit Loss	[2],[4]	1,815
Total Non-Accrual	[2],[4]	1,952
90+ and Still Accruing	[2],[4]	0
Total Non-performing Loans	[2],[4]	1,952	2,281
Non-Performing Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	[2]	275
Non-Accrual with an Allowance for Credit Loss	[2]	592
Total Non-Accrual	[2]	867
90+ and Still Accruing	[2]	0
Total Non-performing Loans	[2]	867	1,112
Non-Performing Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	[2]	182
Non-Accrual with an Allowance for Credit Loss	[2]	681
Total Non-Accrual	[2]	863
90+ and Still Accruing	[2]	0
Total Non-performing Loans	[2]	863	1,344
Non-Performing Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	[2]	118
Non-Accrual with an Allowance for Credit Loss	[2]	119
Total Non-Accrual	[2]	237
90+ and Still Accruing	[2]	0
Total Non-performing Loans	[2]	237	607
Non-Performing Loans [Member] | Installment [Member] | Boat Lending [Member]
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	[2]	0
Non-Accrual with an Allowance for Credit Loss	[2]	210
Total Non-Accrual	[2]	210
90+ and Still Accruing	[2]	0
Total Non-performing Loans	[2]	210	52
Non-Performing Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	[2]	0
Non-Accrual with an Allowance for Credit Loss	[2]	177
Total Non-Accrual	[2]	177
90+ and Still Accruing	[2]	0
Total Non-performing Loans	[2]	177	74
Non-Performing Loans [Member] | Installment [Member] | Other [Member]
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	[2]	0
Non-Accrual with an Allowance for Credit Loss	[2]	182
Total Non-Accrual	[2]	182
90+ and Still Accruing	[2]	0
Total Non-performing Loans	[2]	$ 182	$ 393

[1]	Credit scores have been updated within the last twelve months.
[2]	Non-performing loans exclude purchase credit impaired loans.
[3]	Non-performing commercial and industrial loans exclude $0.047 million and $0.053 million of government guaranteed loans at December 31, 2021 and 2020, respectively.
[4]	Non-performing 1-4 family owner occupied – non jumbo loans exclude $0.388 million and $0.386 million of government guaranteed loans at December 31, 2021 and 2020, respectively.